UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE BERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                  Shares          Value
------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS--79.9%

Technology--33.5%
Communication Equipment--10.9%
Cisco Systems, Inc.(a)                                   71,700  $   1,495,662
Corning, Inc.(a)                                        136,900      1,692,084
Juniper Networks, Inc.(a)                                62,200      1,428,112
QUALCOMM, Inc.                                           19,100      1,319,428
                                                                 -------------
                                                                     5,935,286
                                                                 -------------
Computer Hardware/Storage--5.2%
Dell, Inc.(a)                                            65,400      2,319,738
EMC Corp.(a)                                             43,900        481,583
                                                                 -------------
                                                                     2,801,321
                                                                 -------------
Semiconductor Capital Equipment--0.6%
Applied Materials, Inc.(a)                               20,700        351,279
                                                                 -------------
Semiconductor Components--6.5%
Broadcom Corp. Cl. A(a)                                  23,300        823,888
Intel Corp.                                              61,500      1,499,370
Marvell Technology Group Ltd. (Bermuda)(a)               33,800        784,836
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR) (Taiwan)                                    59,131        421,012
                                                                 -------------
                                                                     3,529,106
                                                                 -------------
Software--10.3%
Electronic Arts, Inc.(a)                                 35,130      1,761,067
Microsoft Corp.                                          73,400      2,088,964
SAP AG (ADR) (Germany)                                   13,900        556,139
Symantec Corp.(a)                                        25,800      1,206,408
                                                                 -------------
                                                                     5,612,578
                                                                 -------------
                                                                    18,229,570
                                                                 -------------
Consumer Services--18.5%
Broadcasting & Cable--4.0%
News Corp. Ltd. pfd. (ADR) (Australia)                   18,400        584,568
The E.W. Scripps Co. Cl. A                                8,200        839,844
Viacom, Inc. Cl. B                                       22,708        762,762
                                                                 -------------
                                                                     2,187,174
                                                                 -------------

Company                                                  Shares          Value
------------------------------------------------------------------------------

Entertainment & Leisure--2.6%
Carnival Corp. (Panama)                                  18,900        880,929
Harley-Davidson, Inc.                                     8,700        520,869
                                                                 -------------
                                                                     1,401,798
                                                                 -------------
Gaming--1.1%
International Game Technology                            18,500        598,290
                                                                 -------------
Restaurants & Lodging--0.7%
Starbucks Corp.(a)                                        7,900        370,984
                                                                 -------------
Retail - General Merchandise--5.7%
Amazon.com, Inc.(a)                                       6,100        237,412
eBay, Inc.(a)                                            26,460      2,072,612
Lowe's Cos., Inc.                                         3,400        165,648
Target Corp.                                             14,100        614,760
                                                                 -------------
                                                                     3,090,432
                                                                 -------------
Miscellaneous--4.4%
Yahoo!, Inc.(a)                                          78,500      2,417,800
                                                                 -------------
                                                                    10,066,478
                                                                 -------------
Healthcare--13.0%
Drugs--1.7%
Forest Laboratories, Inc.(a)                             12,300        618,567
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)       11,000        325,600
                                                                 -------------
                                                                       944,167
                                                                 -------------
Medical Products--8.4%
Alcon, Inc. (Switzerland)                                13,300      1,018,780
Boston Scientific Corp.(a)                               36,800      1,407,968
St. Jude Medical, Inc.(a)                                22,500      1,532,925
Zimmer Holdings, Inc.(a)                                  7,900        602,849
                                                                 -------------
                                                                     4,562,522
                                                                 -------------
Medical Services--2.9%
Anthem, Inc. (a)(b)                                      11,900        981,393
Caremark Rx, Inc.(a)                                     19,700        600,850
                                                                 -------------
                                                                     1,582,243
                                                                 -------------
                                                                     7,088,932
                                                                 -------------

                                                       Shares or
Company                                               Contracts(c)       Value
------------------------------------------------------------------------------

Finance--10.5%
Banking - Money Centers--2.4%
JP Morgan Chase & Co.                                    34,900      1,302,817
                                                                 -------------
Brokerage & Money Management--1.0%
Franklin Resources, Inc.                                 11,700        564,525
                                                                 -------------
Insurance--4.7%
American International Group, Inc.                       29,900      2,112,435
The Progressive Corp.                                     5,500        421,410
                                                                 -------------
                                                                     2,533,845
                                                                 -------------
Miscellaneous--2.4%
MBNA Corp.                                               52,880      1,305,607
                                                                 -------------
                                                                     5,706,794
                                                                 -------------
Energy--2.3%
Oil Service--2.3%
Baker Hughes, Inc.                                       14,300        576,290
Nabors Industries Ltd. (Bermuda)(a)                      14,400        669,600
                                                                 -------------
                                                                     1,245,890
                                                                 -------------
Multi Industry Companies--1.6%
Tyco International Ltd. (Bermuda)                        27,900        864,900
                                                                 -------------
Consumer Manufacturing--0.5%
Building Related--0.5%
American Standard Cos., Inc.(a)                           7,200        272,808
                                                                 -------------
Total Common & Preferred Stocks
   (cost $38,442,353)                                               43,475,372
                                                                 -------------
CALL OPTIONS PURCHASED--8.0%
Amgen, Inc.
    expiring, Jan '05 @ $30                                 288        800,640
Avon Products, Inc.
    expiring Oct '04 @ $30                                  378        480,060
Citigroup, Inc.
    expiring Jan '05 @ $35                                  423        406,080
General Electric Co.
    expiring Jan '05 @ $20                                  502        667,660
Lowe's Cos., Inc.
    expiring Oct '04 @ $40                                  304        270,560

                                                      Contracts(c)
                                                      or Principal
                                                         Amount
Company                                                  (000)           Value
------------------------------------------------------------------------------

Pfizer, Inc.
    expiring Jan '05 @ $25                                  596        426,140
Procter & Gamble Co.
    expiring Jan '05 @ $35                                  320        552,000
UnitedHealth Group, Inc.
    expiring Jan '05 @ $40                                  168        394,800
Wal-Mart Stores, Inc.
    expiring Jan '05 @ $40                                  254        341,000
                                                                 -------------
Total Call Options Purchased
   (cost $4,809,230)                                                 4,338,940
                                                                 -------------


SHORT-TERM INVESTMENT--13.5%
Time Deposit--13.5%
Bank of New York
    0.813%, 8/02/04
   (cost $7,350,000)                                    $ 7,350      7,350,000
                                                                 -------------

Total Investments--101.4%
   (cost $50,601,583)                                               55,164,312


Other assets less liabilities--(1.4%)                                 (776,068)
                                                                 -------------
Net Assets--100%                                                 $   54,388,244
                                                                 -------------

CALL OPTIONS WRITTEN

--------------------------------------------------------------------------------
                                              Exercise  Expiration
Description                     Contracts(c)    Price      Month       Value
--------------------------------------------------------------------------------
Anthem, Inc.
(premiums received $14,418)          54          $80    August '04   $(19,980)

(a)   Non-income producing security.
(b) Position, or portion thereof, with an aggregate market value of $445,338 has been segregated to collateralize written call options.
(c)   One contract relates to 100 shares unless otherwise indicated.

      Glossary:

      ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004